STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred stock issued for services Series A Preferred Stock [Member] USD ($)	Preferred stock issued for services Series G Preferred Stock [Member] USD ($)	Preferred stock issued for services Series I Preferred Stock [Member]	Preferred stock issued for services Additional Paid-in Capital [Member] USD ($)	Preferred stock issued for services USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2003						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2003						0	0	0	0
Founder's Shares issued						1,200			320	(1,520)
Founder's Shares issued (in Shares)						1,200,000			320,000
Shares issued for merger						1,200			320	(1,520)
Shares issued for merger (in Shares)						1,200,000			320,000
Stock issued for cash									200	4,800				5,000
Stock issued for cash (in Shares)									200,000
Net loss												(95,587)		(95,587)
Balance at Dec. 31, 2004						2,400			840	1,760		(95,587)		(90,587)
Balance (in Shares) at Dec. 31, 2004						2,400,000			840,000
Balance at Dec. 31, 2003							0	0	0		0		0	0
Balance (in Shares) at Dec. 31, 2003							0	0	0
Stock issued to convert debt														2,510,825
Stock issued to convert debt (in Shares)									2,574,127
Stock issued for services														5,100,667
Shares cancelled and retired														(2,000)
Shares cancelled and retired (in Shares)									(200,000)
Stock issued for cash														522,700
Stock issued for cash (in Shares)									302,643
Balance at Dec. 31, 2007									16,522					(377,405)
Balance (in Shares) at Dec. 31, 2007								100	16,522,261
Balance at Dec. 31, 2004									840	1,760		(95,587)		(90,587)
Balance (in Shares) at Dec. 31, 2004									840,000
Stock issued to convert debt									12	180,213				180,225
Stock issued to convert debt (in Shares)									12,127
Stock issued for services									121	2,586,046				2,586,167
Stock issued for services (in Shares)									121,491
Stock issued for cash									103	517,597				517,700
Stock issued for cash (in Shares)									102,643
Net loss												(1,816,896)		(1,816,896)
Balance at Dec. 31, 2005						2,400			1,076	3,285,616		(1,912,483)		1,376,609
Balance (in Shares) at Dec. 31, 2005						2,400,000			1,076,261
Stock issued to convert debt									1,202	2,206,398				2,207,600
Stock issued to convert debt (in Shares)									1,202,000
Stock issued for services									1,309	1,543,191				1,544,500
Stock issued for services (in Shares)									1,309,000
Expenses paid by shareholder										164,371				164,371
Net loss												(5,504,237)		(5,504,237)
Balance at Dec. 31, 2006						2,400			3,587	7,199,576		(7,416,720)		(211,157)
Balance (in Shares) at Dec. 31, 2006						2,400,000			3,587,261
Beneficial Conversion Features on notes payable										62,000				62,000
Stock issued to convert debt									1,350	120,150				121,500
Stock issued to convert debt (in Shares)									1,350,000
Stock issued for services				101,000	101,000				10,575	959,425				970,000
Stock issued for services (in Shares)			100						10,575,000
Common Stock issued for conversion of preferred shares						(2,400)			1,200	1,200
Common Stock issued for conversion of preferred shares (in Shares)						(2,400,000)			1,200,000
Shares cancelled and retired									(200)	(1,800)				(2,000)
Shares cancelled and retired (in Shares)									(200,000)
Common Stock issued as interest on loan									10	1,490				1,500
Common Stock issued as interest on loan (in Shares)									10,000
Expenses paid by shareholder										70,623				70,623
Net loss												(1,490,871)		(1,490,871)
Balance at Dec. 31, 2007						2,400			16,522	8,513,664		(8,907,591)		(377,405)
Balance (in Shares) at Dec. 31, 2007								100	16,522,261
Rounding of shares due to stock split (in Shares)									26
Stock issued for services									5,500	224,500				230,000
Stock issued for services (in Shares)									5,500,000
Expenses paid by shareholder										10,000				10,000
Mark to market AFS securities													22,780	22,780
Stock issued for cash									2,275	7,725				10,000
Stock issued for cash (in Shares)									2,275,000
Net loss												(328,478)		(328,478)
Balance at Dec. 31, 2008									24,297	8,755,889		(9,236,069)	22,780	(433,103)
Balance (in Shares) at Dec. 31, 2008								100	24,297,287
Stock issued for services	4,000	100		249,685	253,785				2,500	27,250				29,750
Stock issued for services (in Shares)	4,000,000	100,000							2,500,000
Mark to market AFS securities													(22,780)	(22,780)
Stock issued for commitment fee on equity offering (in Shares)										(115,310)	115,310
Stock issued for cash									21,800	151,200				173,000
Stock issued for cash (in Shares)									21,800,000
Stock issued for deferred compensation									10,000	177,500				187,500
Stock issued for deferred compensation (in Shares)									10,000,000
Net loss												(786,979)		(786,979)
Balance at Dec. 31, 2009						4,000	100		58,597	9,246,214	115,310	(10,023,048)	22,780	(598,827)
Balance (in Shares) at Dec. 31, 2009						4,000,000	100,000	100	58,597,287
Beneficial Conversion Features on notes payable										107,406				107,406
Common Stock issued for Ruby Mine Purchase Option									10,000	140,000				150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)									10,000,000
Warrants issued										149,896				149,896
Stock issued for commitment fee on equity offering (in Shares)									6,589	108,721	(115,310)			6,589,147
Stock issued for commitment fee on equity offering (in Shares)									6,589,147
Stock issued for cash									5,000	45,000				50,000
Stock issued for cash (in Shares)									5,000,000
Net loss												(287,345)		(287,345)
Balance at Dec. 31, 2010						4,000	100		80,186	9,797,237		(10,310,393)		(428,870)
Balance (in Shares) at Dec. 31, 2010						4,000,000	100,000	100	80,186,434
Beneficial Conversion Features on notes payable										70,568				70,568
Warrants issued for modification of payment terms on mortgage payable														0
Accretion of discount on redeemable common stock														0
Term Extension of Ruby warrants										2,519				2,519
Warrants issued										219,940				219,940
Stock payable for warrant exercise											25,000			25,000
Excess cash received compared to redeemable amount for stock										974				974
Interest on redeemable common stock										(247)				(247)
Stock issued to convert debt									4,459	169,393				173,852
Stock issued to convert debt (in Shares)									4,459,092
Stock issued for services									43	2,957				3,000
Stock issued for services (in Shares)									42,857
Common Stock issued for stock payable														0
Common Stock issued for settlement of services									550	61,545				62,095
Common Stock issued for settlement of services (in Shares)									550,000
Common Stock issued for conversion of preferred shares														173,852
Mark to market AFS securities														0
Settlement of Derivative Liability														0
Shares issued for merger														150,000
Shares issued for merger (in Shares)														10,000,000
Stock issued for cash									9,434	758,566				768,000
Stock issued for cash (in Shares)									9,433,985
Stock issued for deferred compensation									2,000	178,000				180,000
Stock issued for deferred compensation (in Shares)									2,000,000
Common Stock issued for directors compensation									111	9,889				10,000
Common Stock issued for directors compensation									111,112
Net loss												(1,045,749)		(1,045,749)
Balance at Dec. 31, 2011						4,000	100		96,783	11,271,341	25,000	(11,356,142)		41,082
Balance (in Shares) at Dec. 31, 2011						4,000,000	100,000	100	96,783,480					96,783,480
Beneficial Conversion Features on notes payable										321,002				321,002
Warrants issued for modification of payment terms on mortgage payable										175,047				175,047
Accretion of discount on redeemable common stock										(29,516)				(29,516)
Excess cash received compared to redeemable amount for stock														0
Interest on redeemable common stock										(22,701)				(22,701)
Stock issued for services									117	10,543				10,660
Stock issued for services (in Shares)									116,650
Common Stock issued for deferred financing costs									85	5,525				5,610
Common Stock issued for deferred financing costs (in Shares)									85,000
Common Stock issued for stock payable									500	24,500	(25,000)			25,000
Common Stock issued for stock payable (in Shares)									500,000
Common Stock issued for conversion of preferred shares														0
Shares cancelled and retired							(100)			100
Shares cancelled and retired (in Shares)							(100,000)
Mark to market AFS securities													(12,500)	(12,500)
Settlement of Derivative Liability										49,795				49,795
Net loss												(2,119,706)		(2,119,706)
Balance at Dec. 31, 2012						4,000			97,485	11,805,636		(13,475,848)	(12,500)	(1,581,227)
Balance (in Shares) at Dec. 31, 2012						4,000,000		100	97,485,130					97,485,130
Warrants issued for modification of payment terms on mortgage payable														0
Accretion of discount on redeemable common stock										(14,701)				(14,701)
Excess cash received compared to redeemable amount for stock														0
Interest on redeemable common stock										(21,298)				(21,298)
Stock issued to convert debt									5,780	127,046				132,826
Stock issued to convert debt (in Shares)									5,779,414
Common Stock issued for stock payable														0
Common Stock issued for conversion of preferred shares														132,826
Mark to market AFS securities													2,450	2,450
Settlement of Derivative Liability										122,291				122,291
Net loss												(1,375,324)		(1,375,324)
Balance at Jun. 30, 2013						$ 4,000			$ 103,265	$ 12,018,974		$ (14,851,172)	$ (10,050)	$ (2,734,983)
Balance (in Shares) at Jun. 30, 2013						4,000,000		100	103,264,544					103,264,544